Credit Facilities and Lease Obligations - Borrowings Under Credit Facilities and Lease Obligations (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 06, 2021	Jun. 30, 2019	Dec. 31, 2018	Nov. 30, 2018	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	$ 0	$ 0	$ 0
Contract amount of U.S. dollars	539,500,000	539,500,000	562,600,000
Borrowings and lease liabilities	794,400,000	794,400,000	585,900,000
Current portion	51,500,000	51,500,000	99,800,000
Long-term portion	742,900,000	742,900,000	486,100,000
Letters of credit outstanding	48,100,000	48,100,000	41,500,000
Available uncommitted bank overdraft facilities	198,500,000	198,500,000	162,700,000
Amounts outstanding under available uncommitted bank overdraft facilities	0	0	0
Accelerated amortization of deferred financing costs	2,600,000
Current lease liabilities	34,500,000	34,500,000	32,200,000
Non-current lease liabilities	104,100,000	104,100,000	90,500,000
Credit Facility
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	(660,400,000)	(660,400,000)	(470,400,000)
Revolver
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	0	0	0	$ 0			$ (159,000,000.0)
Contract amount of U.S. dollars	0	0	0
Letters of credit outstanding	21,000,000.0	21,000,000.0	21,300,000
Term Loans
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	(660,400,000)	(660,400,000)	(470,400,000)	(592,300,000)			$ (598,300,000)
Contract amount of U.S. dollars	200,000,000.0	200,000,000.0	275,000,000.0
Term Loans | Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	(4,600,000)	(4,600,000)	(7,200,000)
Term Loans | Aggregate Debt Issuance Costs
Disclosure of detailed information about borrowings [line items]
Deferred financing costs		1,800,000	0	1,600,000
Initial Term Loan
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	(295,400,000)	(295,400,000)	(295,400,000)						$ (350,000,000.0)
Contract amount of U.S. dollars	100,000,000.0	100,000,000.0	175,000,000.0			$ 350,000,000.0
First Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	0	0	(175,000,000.0)					$ (250,000,000.0)
Contract amount of U.S. dollars	0	0	100,000,000.0
Second Incremental Term Loan
Disclosure of detailed information about borrowings [line items]
Outstanding borrowings	(365,000,000.0)	(365,000,000.0)	0		$ (365,000,000.0)
Contract amount of U.S. dollars	100,000,000.0	100,000,000.0	0
Lease obligations
Disclosure of detailed information about borrowings [line items]
Lease obligations	138,600,000	138,600,000	122,700,000
Outstanding L/Cs and surety bonds outside the Revolver
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding	$ 27,100,000	27,100,000	20,200,000
Revolving Credit Facility | Aggregate Debt Issuance Costs
Disclosure of detailed information about borrowings [line items]
Deferred financing costs		$ 2,200,000	$ 300,000	$ 1,100,000